Shareholder Report	6 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Mt. Vernon Street Trust
Entity Central Index Key	0000707823
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Fidelity Growth Strategies K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies K6 Fund
Class Name	Fidelity® Growth Strategies K6 Fund
Trading Symbol	FSKGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies K6 Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies K6 Fund	$ 22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 812,812,758
Holdings Count | shares	141
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$812,812,758
Number of Holdings	141
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.1 Industrials 26.4 Financials 12.8 Consumer Discretionary 11.7 Health Care 7.1 Communication Services 4.1 Energy 2.8 Consumer Staples 2.3 Materials 2.0 Utilities 1.6 Real Estate 1.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 96.4 Israel 1.0 Brazil 1.0 Korea (South) 0.9 United Kingdom 0.3 Germany 0.2 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.4 Israel - 1.0 Brazil - 1.0 Korea (South) - 0.9 United Kingdom - 0.3 Germany - 0.2 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 8.5 Axon Enterprise Inc 4.5 AppLovin Corp Class A 3.6 ROBLOX Corp Class A 2.0 Howmet Aerospace Inc 2.0 WW Grainger Inc 1.9 Fair Isaac Corp 1.8 Ameriprise Financial Inc 1.7 Cloudflare Inc Class A 1.6 Fastenal Co 1.4 29.0
Fidelity Growth Company Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company Fund
Class Name	Fidelity® Growth Company Fund Class K
Trading Symbol	FGCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 64,630,248,566
Holdings Count | shares	586
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$64,630,248,566
Number of Holdings	586
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.4 Consumer Discretionary 16.8 Communication Services 12.8 Health Care 9.9 Financials 5.1 Consumer Staples 3.5 Industrials 3.4 Materials 0.5 Energy 0.2 Real Estate 0.2 Utilities 0.0 Common Stocks 97.2 Preferred Stocks 2.5 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 2.5 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.0 Switzerland 0.8 Netherlands 0.6 China 0.5 India 0.5 Canada 0.4 Finland 0.2 Israel 0.2 United Kingdom 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Switzerland - 0.8 Netherlands - 0.6 China - 0.5 India - 0.5 Canada - 0.4 Finland - 0.2 Israel - 0.2 United Kingdom - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 16.0 Microsoft Corp 8.4 Apple Inc 7.5 Amazon.com Inc 7.2 Meta Platforms Inc Class A 4.1 Alphabet Inc Class A 3.6 Alphabet Inc Class C 2.2 Eli Lilly & Co 2.1 Netflix Inc 2.0 Tesla Inc 1.8 54.9
Fidelity Growth Strategies Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity® Growth Strategies Fund
Trading Symbol	FDEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies Fund	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 3,809,102,468
Holdings Count | shares	141
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$3,809,102,468
Number of Holdings	141
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Industrials 26.2 Financials 12.7 Consumer Discretionary 11.7 Health Care 7.2 Communication Services 4.1 Energy 2.8 Consumer Staples 2.3 Materials 2.0 Utilities 1.6 Real Estate 1.4 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.3 Israel 1.1 Brazil 1.0 Korea (South) 0.9 United Kingdom 0.3 Germany 0.2 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Israel - 1.1 Brazil - 1.0 Korea (South) - 0.9 United Kingdom - 0.3 Germany - 0.2 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 8.4 Axon Enterprise Inc 4.5 AppLovin Corp Class A 3.5 ROBLOX Corp Class A 1.9 WW Grainger Inc 1.9 Howmet Aerospace Inc 1.9 Fair Isaac Corp 1.8 Ameriprise Financial Inc 1.6 Cloudflare Inc Class A 1.5 Fastenal Co 1.4 28.4
Fidelity Advisor Growth Strategies Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class I
Trading Symbol	FGSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 3,809,102,468
Holdings Count | shares	141
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$3,809,102,468
Number of Holdings	141
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Industrials 26.2 Financials 12.7 Consumer Discretionary 11.7 Health Care 7.2 Communication Services 4.1 Energy 2.8 Consumer Staples 2.3 Materials 2.0 Utilities 1.6 Real Estate 1.4 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.3 Israel 1.1 Brazil 1.0 Korea (South) 0.9 United Kingdom 0.3 Germany 0.2 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Israel - 1.1 Brazil - 1.0 Korea (South) - 0.9 United Kingdom - 0.3 Germany - 0.2 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 8.4 Axon Enterprise Inc 4.5 AppLovin Corp Class A 3.5 ROBLOX Corp Class A 1.9 WW Grainger Inc 1.9 Howmet Aerospace Inc 1.9 Fair Isaac Corp 1.8 Ameriprise Financial Inc 1.6 Cloudflare Inc Class A 1.5 Fastenal Co 1.4 28.4
Fidelity Advisor Growth Strategies Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class M
Trading Symbol	FGSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 60	1.22%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%
Net Assets	$ 3,809,102,468
Holdings Count | shares	141
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$3,809,102,468
Number of Holdings	141
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Industrials 26.2 Financials 12.7 Consumer Discretionary 11.7 Health Care 7.2 Communication Services 4.1 Energy 2.8 Consumer Staples 2.3 Materials 2.0 Utilities 1.6 Real Estate 1.4 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.3 Israel 1.1 Brazil 1.0 Korea (South) 0.9 United Kingdom 0.3 Germany 0.2 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Israel - 1.1 Brazil - 1.0 Korea (South) - 0.9 United Kingdom - 0.3 Germany - 0.2 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 8.4 Axon Enterprise Inc 4.5 AppLovin Corp Class A 3.5 ROBLOX Corp Class A 1.9 WW Grainger Inc 1.9 Howmet Aerospace Inc 1.9 Fair Isaac Corp 1.8 Ameriprise Financial Inc 1.6 Cloudflare Inc Class A 1.5 Fastenal Co 1.4 28.4
Fidelity Advisor Growth Strategies Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class A
Trading Symbol	FGSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.97%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Net Assets	$ 3,809,102,468
Holdings Count | shares	141
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$3,809,102,468
Number of Holdings	141
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Industrials 26.2 Financials 12.7 Consumer Discretionary 11.7 Health Care 7.2 Communication Services 4.1 Energy 2.8 Consumer Staples 2.3 Materials 2.0 Utilities 1.6 Real Estate 1.4 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.3 Israel 1.1 Brazil 1.0 Korea (South) 0.9 United Kingdom 0.3 Germany 0.2 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Israel - 1.1 Brazil - 1.0 Korea (South) - 0.9 United Kingdom - 0.3 Germany - 0.2 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 8.4 Axon Enterprise Inc 4.5 AppLovin Corp Class A 3.5 ROBLOX Corp Class A 1.9 WW Grainger Inc 1.9 Howmet Aerospace Inc 1.9 Fair Isaac Corp 1.8 Ameriprise Financial Inc 1.6 Cloudflare Inc Class A 1.5 Fastenal Co 1.4 28.4
Fidelity New Millennium Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Millennium Fund®
Class Name	Fidelity® New Millennium Fund®
Trading Symbol	FMILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Millennium Fund® for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Millennium Fund®	$ 39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 4,838,259,310
Holdings Count | shares	142
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$4,838,259,310
Number of Holdings	142
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.7 Financials 13.1 Industrials 12.4 Consumer Discretionary 11.7 Communication Services 9.8 Health Care 8.5 Consumer Staples 4.9 Energy 3.3 Real Estate 3.3 Materials 3.1 Utilities 0.7 Common Stocks 99.2 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 94.7 United Kingdom 1.3 Italy 1.1 Canada 0.8 Germany 0.7 Taiwan 0.5 Netherlands 0.5 Spain 0.3 Brazil 0.1 Congo Democratic Republic Of 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 United Kingdom - 1.3 Italy - 1.1 Canada - 0.8 Germany - 0.7 Taiwan - 0.5 Netherlands - 0.5 Spain - 0.3 Brazil - 0.1 Congo Democratic Republic Of - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.1 NVIDIA Corp 7.1 Apple Inc 5.2 Amazon.com Inc 4.1 Alphabet Inc Class A 3.0 Meta Platforms Inc Class A 3.0 Space Exploration Technologies Corp 2.3 Visa Inc Class A 2.2 Broadcom Inc 1.9 Netflix Inc 1.6 37.5
Fidelity Growth Company Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company Fund
Class Name	Fidelity® Growth Company Fund
Trading Symbol	FDGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company Fund	$ 32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 64,630,248,566
Holdings Count | shares	586
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$64,630,248,566
Number of Holdings	586
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.4 Consumer Discretionary 16.8 Communication Services 12.8 Health Care 9.9 Financials 5.1 Consumer Staples 3.5 Industrials 3.4 Materials 0.5 Energy 0.2 Real Estate 0.2 Utilities 0.0 Common Stocks 97.2 Preferred Stocks 2.5 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 2.5 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.0 Switzerland 0.8 Netherlands 0.6 China 0.5 India 0.5 Canada 0.4 Finland 0.2 Israel 0.2 United Kingdom 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Switzerland - 0.8 Netherlands - 0.6 China - 0.5 India - 0.5 Canada - 0.4 Finland - 0.2 Israel - 0.2 United Kingdom - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 16.0 Microsoft Corp 8.4 Apple Inc 7.5 Amazon.com Inc 7.2 Meta Platforms Inc Class A 4.1 Alphabet Inc Class A 3.6 Alphabet Inc Class C 2.2 Eli Lilly & Co 2.1 Netflix Inc 2.0 Tesla Inc 1.8 54.9
Fidelity Growth Strategies Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity® Growth Strategies Fund Class K
Trading Symbol	FAGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 3,809,102,468
Holdings Count | shares	141
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$3,809,102,468
Number of Holdings	141
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Industrials 26.2 Financials 12.7 Consumer Discretionary 11.7 Health Care 7.2 Communication Services 4.1 Energy 2.8 Consumer Staples 2.3 Materials 2.0 Utilities 1.6 Real Estate 1.4 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.3 Israel 1.1 Brazil 1.0 Korea (South) 0.9 United Kingdom 0.3 Germany 0.2 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Israel - 1.1 Brazil - 1.0 Korea (South) - 0.9 United Kingdom - 0.3 Germany - 0.2 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 8.4 Axon Enterprise Inc 4.5 AppLovin Corp Class A 3.5 ROBLOX Corp Class A 1.9 WW Grainger Inc 1.9 Howmet Aerospace Inc 1.9 Fair Isaac Corp 1.8 Ameriprise Financial Inc 1.6 Cloudflare Inc Class A 1.5 Fastenal Co 1.4 28.4
Fidelity Equity Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Growth K6 Fund
Class Name	Fidelity® Equity Growth K6 Fund
Trading Symbol	FEGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Growth K6 Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Growth K6 Fund	$ 22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 232,700,216
Holdings Count | shares	126
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$232,700,216
Number of Holdings	126
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.4 Consumer Discretionary 17.5 Health Care 14.1 Financials 11.1 Communication Services 9.9 Industrials 8.8 Consumer Staples 2.2 Materials 2.0 Energy 1.4 Real Estate 0.7 Common Stocks 96.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 89.3 Taiwan 2.3 China 2.1 Brazil 1.6 Canada 1.2 Israel 1.0 Belgium 0.6 United Kingdom 0.6 Netherlands 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.3 Taiwan - 2.3 China - 2.1 Brazil - 1.6 Canada - 1.2 Israel - 1.0 Belgium - 0.6 United Kingdom - 0.6 Netherlands - 0.4 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 10.3 Amazon.com Inc 10.2 Microsoft Corp 5.8 Alphabet Inc Class A 4.8 Apple Inc 3.9 Mastercard Inc Class A 2.7 Boston Scientific Corp 2.6 Visa Inc Class A 2.5 Eli Lilly & Co 2.4 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 47.5
Fidelity Series Growth Company Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Growth Company Fund
Class Name	Fidelity® Series Growth Company Fund
Trading Symbol	FCGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Growth Company Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Growth Company Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 17,482,061,498
Holdings Count | shares	584
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$17,482,061,498
Number of Holdings	584
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.6 Consumer Discretionary 16.2 Communication Services 13.0 Health Care 9.7 Financials 5.1 Consumer Staples 3.5 Industrials 3.4 Materials 0.5 Energy 0.3 Real Estate 0.2 Utilities 0.0 Common Stocks 97.2 Preferred Stocks 2.3 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 2.3 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 95.9 Switzerland 0.7 Netherlands 0.6 India 0.6 China 0.5 Canada 0.4 Finland 0.2 Israel 0.2 United Kingdom 0.2 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 Switzerland - 0.7 Netherlands - 0.6 India - 0.6 China - 0.5 Canada - 0.4 Finland - 0.2 Israel - 0.2 United Kingdom - 0.2 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 16.2 Microsoft Corp 8.3 Apple Inc 7.5 Amazon.com Inc 6.8 Meta Platforms Inc Class A 4.6 Alphabet Inc Class A 3.5 Alphabet Inc Class C 2.1 Eli Lilly & Co 2.0 Netflix Inc 2.0 Tesla Inc 1.8 54.8
Fidelity Advisor Growth Strategies Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class Z
Trading Symbol	FGSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 3,809,102,468
Holdings Count | shares	141
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$3,809,102,468
Number of Holdings	141
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Industrials 26.2 Financials 12.7 Consumer Discretionary 11.7 Health Care 7.2 Communication Services 4.1 Energy 2.8 Consumer Staples 2.3 Materials 2.0 Utilities 1.6 Real Estate 1.4 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.3 Israel 1.1 Brazil 1.0 Korea (South) 0.9 United Kingdom 0.3 Germany 0.2 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Israel - 1.1 Brazil - 1.0 Korea (South) - 0.9 United Kingdom - 0.3 Germany - 0.2 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 8.4 Axon Enterprise Inc 4.5 AppLovin Corp Class A 3.5 ROBLOX Corp Class A 1.9 WW Grainger Inc 1.9 Howmet Aerospace Inc 1.9 Fair Isaac Corp 1.8 Ameriprise Financial Inc 1.6 Cloudflare Inc Class A 1.5 Fastenal Co 1.4 28.4
Fidelity Advisor Growth Strategies Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class C
Trading Symbol	FGSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.72%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.72%
Net Assets	$ 3,809,102,468
Holdings Count | shares	141
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$3,809,102,468
Number of Holdings	141
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Industrials 26.2 Financials 12.7 Consumer Discretionary 11.7 Health Care 7.2 Communication Services 4.1 Energy 2.8 Consumer Staples 2.3 Materials 2.0 Utilities 1.6 Real Estate 1.4 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 96.3 Israel 1.1 Brazil 1.0 Korea (South) 0.9 United Kingdom 0.3 Germany 0.2 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Israel - 1.1 Brazil - 1.0 Korea (South) - 0.9 United Kingdom - 0.3 Germany - 0.2 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 8.4 Axon Enterprise Inc 4.5 AppLovin Corp Class A 3.5 ROBLOX Corp Class A 1.9 WW Grainger Inc 1.9 Howmet Aerospace Inc 1.9 Fair Isaac Corp 1.8 Ameriprise Financial Inc 1.6 Cloudflare Inc Class A 1.5 Fastenal Co 1.4 28.4
Fidelity Growth Company K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company K6 Fund
Class Name	Fidelity® Growth Company K6 Fund
Trading Symbol	FGKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Company K6 Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company K6 Fund	$ 22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 19,123,199,049
Holdings Count | shares	559
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$19,123,199,049
Number of Holdings	559
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.1 Consumer Discretionary 15.2 Communication Services 14.3 Health Care 10.0 Financials 5.0 Consumer Staples 3.5 Industrials 3.5 Materials 0.4 Energy 0.4 Real Estate 0.2 Utilities 0.0 Common Stocks 97.1 Preferred Stocks 2.5 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Preferred Stocks - 2.5 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 95.9 Switzerland 0.8 Netherlands 0.6 China 0.6 India 0.5 Canada 0.4 Finland 0.2 Israel 0.2 United Kingdom 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 Switzerland - 0.8 Netherlands - 0.6 China - 0.6 India - 0.5 Canada - 0.4 Finland - 0.2 Israel - 0.2 United Kingdom - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 16.2 Apple Inc 6.6 Meta Platforms Inc Class A 6.2 Microsoft Corp 6.2 Amazon.com Inc 5.8 Alphabet Inc Class A 3.8 Broadcom Inc 2.3 Eli Lilly & Co 2.1 Oracle Corp 2.0 Netflix Inc 1.9 53.1